SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Other noncurrent assets:
Investment in equity securities	[1]	$ 37,374	$ 1,496,422
Total financial assets		37,374	1,496,422
Liabilities
Sponsor earnout shares	[2]	4,700	532,700
Total financial liabilities		4,700	532,700
Fair Value, Inputs, Level 1 [Member]
Other noncurrent assets:
Investment in equity securities	[1]	37,374	1,496,422
Total financial assets		37,374	1,496,422
Liabilities
Sponsor earnout shares	[2]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Other noncurrent assets:
Investment in equity securities	[1]
Total financial assets
Liabilities
Sponsor earnout shares	[2]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Other noncurrent assets:
Investment in equity securities	[1]
Total financial assets
Liabilities
Sponsor earnout shares	[2]	4,700	532,700
Total financial liabilities		$ 4,700	$ 532,700

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our consolidated statements of operations.